Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–165.60%(a)
Alabama–2.14%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB(b)	5.00%	11/15/2046	$6,045	$ 6,160,276
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	300	266,168
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(c)(d)	5.00%	01/01/2027	1,565	1,702,870
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,394,505)(e)(f)	5.50%	01/01/2043	1,600	1,016,000
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,670	1,722,201
Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(d)	4.00%	12/01/2031	1,890	1,819,423
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(d)	5.50%	12/01/2029	1,790	1,903,424
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(g)	5.25%	05/01/2044	1,045	867,727
				15,458,089

Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	530	451,965

Arizona–2.66%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,735	2,768,694
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	1,332	1,282,537
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Capmus); Series 2020 A, RB(g)	5.00%	12/15/2050	680	622,615
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,390	1,356,513
Series 2017, Ref. RB	5.00%	11/15/2045	1,125	947,525
Goodyear (City of), AZ; Series 2020, RB (INS - AGM)(h)	4.00%	07/01/2045	1,750	1,724,696
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(g)	5.00%	07/01/2054	280	249,933
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(g)	6.50%	07/01/2034	630	647,920
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(g)	5.00%	06/15/2052	455	399,764
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(g)	5.38%	07/01/2052	1,505	1,369,640
Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,970	1,405,220
Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	980	1,029,179
Series 2007, RB	5.00%	12/01/2037	3,255	3,368,956
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	2,015	2,061,143
				19,234,335

Arkansas–0.29%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	685	684,054
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	1,420	1,439,935
				2,123,989

California–16.54%
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(b)(c)(d)(i)	5.00%	04/01/2027	3,150	3,468,956
Series 2017, Ref. RB	4.00%	04/01/2038	2,800	2,843,992
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(j)	0.00%	08/01/2028	1,050	877,551
California (State of);
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	1,000	1,020,169
Series 2020, GO Bonds (INS - BAM)(h)	3.00%	11/01/2050	2,950	2,275,786
Series 2022, GO Bonds	5.25%	09/01/2047	1,915	2,173,001
Series 2022, Ref. GO Bonds	4.00%	04/01/2042	4,075	4,146,496

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(g)	5.00%	04/01/2049	$1,060	$ 906,819
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	5,315	4,974,025
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	606	588,204
Series 2021 A, RB	3.25%	08/20/2036	403	348,423
Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	1,034	933,320
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(g)	5.00%	06/01/2048	245	217,289
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,700	1,725,292
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(k)	5.00%	12/31/2036	2,115	2,169,345
Series 2018 A, RB(k)	5.00%	12/31/2047	2,550	2,564,898
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(k)	4.00%	07/15/2029	2,120	2,057,666
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(g)	5.00%	08/01/2039	320	300,669
California (State of) Pollution Control Finance Authority;
Series 2012, RB(g)(k)	5.00%	07/01/2027	1,390	1,390,646
Series 2012, RB(g)(k)	5.00%	07/01/2030	2,025	2,025,576
Series 2012, RB(g)(k)	5.00%	07/01/2037	4,445	4,359,172
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	1,080	1,087,721
Series 2016 A, RB(g)	5.00%	12/01/2041	1,715	1,715,400
Series 2016 A, RB(g)	5.25%	12/01/2056	1,275	1,269,885
California (State of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(j)	0.00%	06/01/2055	13,950	1,193,669
California (State of) Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	300	276,217
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	80	80,030
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2055	2,115	385,371
California State University;
Series 2019 A, RB	5.00%	11/01/2044	3,145	3,392,326
Series 2019 A, RB(b)	5.00%	11/01/2049	2,695	2,888,173
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	2,950	2,830,495
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(g)	3.13%	08/01/2056	1,055	701,064
CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(g)	4.00%	09/01/2056	1,055	804,232
Series 2021, RB(g)	4.00%	08/01/2056	635	485,758
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	535	528,470
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(h)(j)	0.00%	01/15/2034	5,235	3,415,173
Glendale Community College District; Series 2020 B, GO Bonds	4.00%	08/01/2050	1,015	1,003,062
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(c)(d)	5.00%	06/01/2023	1,725	1,747,344
Series 2015, Ref. RB(c)(d)	5.00%	06/01/2025	2,245	2,383,925
Series 2015, Ref. RB(c)(d)	5.00%	06/01/2025	2,755	2,925,485
Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2066	3,540	381,125
Los Angeles (City of), CA Department of Airports; Series 2019 A, Ref. RB(k)	5.00%	05/15/2034	1,155	1,233,293
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(k)	5.50%	05/15/2036	2,225	2,502,338
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018, Ref. RB(k)	5.00%	05/15/2043	1,250	1,292,922
Series 2019, RB(k)	5.00%	05/15/2039	1,925	2,006,103
Series 2022, Ref. RB(k)	4.00%	05/15/2039	750	721,720
Los Angeles (City of), CA Department of Water & Power; Series 2020 B, Ref. RB	5.00%	07/01/2050	2,965	3,202,478
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGM)(h)	5.00%	08/01/2050	1,575	1,692,550
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	2,875	3,488,278
Series 2009 B, RB	6.50%	11/01/2039	745	903,919
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	2,550	2,301,321
Palo Alto (City of), CA (Election of 2008); Series 2013 A, GO Bonds(c)	4.00%	08/01/2043	105	105,075

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Regents of the University of California Medical Center; Series 2022 P, RB(b)(i)	4.00%	05/15/2053	$6,915	$ 6,524,705
Sacramento (City of), CA Unified School District (Election of 2020);
Series 2022 A, GO Bonds (INS - BAM)(h)	5.50%	08/01/2047	1,665	1,870,610
Series 2022 A, GO Bonds (INS - BAM)(h)	5.50%	08/01/2052	2,020	2,258,388
San Diego (County of), CA Regional Airport Authority; Series 2021 A, RB	5.00%	07/01/2056	2,545	2,653,894
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(k)	5.00%	05/01/2037	850	891,136
Series 2019 E, RB(k)	5.00%	05/01/2050	2,980	3,036,373
Series 2021 A, Ref. RB(k)	5.00%	05/01/2036	775	826,515
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	835	845,461
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(j)	0.00%	06/01/2041	4,410	1,517,874
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(h)(j)	0.00%	08/01/2025	1,485	1,372,653
Series 2005, GO Bonds (INS - NATL)(h)(j)	0.00%	08/01/2026	1,350	1,206,809
West County Facilities Financing Authority (Green Bonds); Series 2021, RB	4.00%	06/01/2051	1,000	963,218
West Sacramento (City of), CA Financing Authority; Series 2006 A, RB (INS - AGC)(h)	5.00%	09/01/2026	1,735	1,830,159
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(j)	0.00%	08/01/2032	4,650	3,362,833
				119,472,845

Colorado–6.29%
Adams 12 Five Star Schools; Series 2012, Ref. GO Bonds	4.00%	12/15/2023	100	100,116
Arkansas River Power Authority; Series 2006, RB(c)	5.88%	10/01/2026	1,285	1,366,339
Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2050	625	540,493
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	1,060	943,637
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,320	1,151,471
Centerra Metropolitan District No. 1; Series 2022, RB	6.50%	12/01/2053	725	725,445
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(g)	5.00%	12/01/2047	2,140	1,928,298
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	850	726,571
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	940	864,303
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	4,660	4,722,948
Series 2019 A-2, Ref. RB(b)(i)	5.00%	08/01/2044	1,585	1,606,410
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	2,115	1,766,910
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(c)(d)	5.00%	06/01/2027	745	810,261
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	420	391,124
Series 2007 A, RB	5.30%	07/01/2037	340	273,300
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	1,170	1,172,744
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	545	532,582
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	433,141
Denver (City & County of), CO;
Series 2013 A, RB(k)	5.25%	11/15/2043	3,000	3,022,552
Series 2018 A, RB(b)(k)	5.25%	12/01/2048	2,230	2,303,330
Series 2018 A, Ref. RB(k)	5.25%	12/01/2048	2,085	2,153,562
Series 2018 A-2, RB(j)	0.00%	08/01/2034	1,675	1,038,824
Series 2022 A, RB(k)	5.50%	11/15/2035	1,100	1,231,112
Series 2022 A, RB(k)	5.50%	11/15/2042	1,550	1,686,288
Series 2022 A, RB(k)	5.00%	11/15/2047	2,555	2,636,177
Series 2022 A, RB(k)	5.50%	11/15/2053	780	831,974
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	585	492,308
Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2051	1,000	844,839
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	800	755,255
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	1,035	821,077
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	960	972,710
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	895	836,315

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	$810	$ 712,660
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	337,590
Sky Ranch Community Authority Board; Series 2022 A, GO Bonds	5.75%	12/01/2052	750	687,195
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2049	875	803,492
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	685	619,902
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	1,680	1,096,606
Series 2021 A-2, RB(l)	4.50%	12/01/2041	2,610	1,479,775
				45,419,636

Connecticut–0.55%
Connecticut (State of) Health & Educational Facilities Authority (New Haven Hospital); Series 2013 A, Ref. VRD RB(m)	1.05%	07/01/2042	4,000	4,000,000

District of Columbia–1.88%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(h)	5.00%	02/01/2031	235	235,358
Series 2022 A, RB	5.00%	07/01/2047	2,125	2,337,381
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	825	786,091
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	2,125	2,071,771
Metropolitan Washington Airports Authority;
Series 2017, Ref. RB(k)	5.00%	10/01/2042	3,385	3,465,033
Series 2021 A, Ref. RB(k)	4.00%	10/01/2041	3,000	2,838,979
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	2,120	1,848,068
				13,582,681

Florida–10.48%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(g)	5.00%	11/15/2061	1,075	735,031
Series 2022 B, RB(g)	6.50%	11/15/2033	100	86,926
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	635	560,119
Broward (County of), FL;
Series 2013 C, RB(c)(d)	5.25%	10/01/2023	3,000	3,066,764
Series 2017, RB(b)(i)(k)	5.00%	10/01/2047	3,285	3,317,284
Series 2019 A, RB(k)	5.00%	10/01/2049	1,325	1,345,560
Series 2019 B, RB(k)	4.00%	09/01/2044	1,060	948,912
Series 2022 A, RB	4.00%	10/01/2047	7,340	7,116,559
Series 2022, RB	5.00%	01/01/2047	2,145	2,319,087
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	4,240	3,854,565
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(g)	6.00%	07/01/2050	315	285,588
Central Florida Expressway Authority; Series 2019 B, RB(b)(i)	5.00%	07/01/2049	3,015	3,154,020
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,612,021)(e)(f)(g)	7.75%	05/15/2035	1,650	1,056,000
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(c)(d)	6.00%	04/01/2023	1,800	1,820,861
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,820	3,820,518
Florida Development Finance Corp.; Series 2022 A, Ref. RB(d)(g)(k)	7.25%	10/03/2023	1,065	1,058,411
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(g)(k)	7.38%	01/01/2049	850	757,964
Gainesville (City of), FL; Series 2019 A, RB	5.00%	10/01/2047	1,250	1,305,133
Greater Orlando Aviation Authority; Series 2017 A, RB(k)	5.00%	10/01/2052	1,715	1,723,976
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	820	735,208
Series 2020 A, Ref. RB	5.75%	08/15/2050	360	314,699
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,330	1,138,348
Lee (County of), FL;
Series 2021 B, RB(k)	5.00%	10/01/2034	1,315	1,408,288
Series 2022, RB	5.25%	08/01/2049	5,315	5,736,537
Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(h)	5.00%	03/15/2052	2,530	2,723,368
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	1,180	1,161,441

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL; Series 2021, RB	4.00%	10/01/2051	$3,975	$ 3,723,829
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB	5.00%	04/01/2053	4,905	5,056,005
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB (INS - AGM)(h)	5.00%	07/01/2035	720	723,053
Series 2010 A, RB	5.00%	07/01/2040	5,000	5,000,308
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2052	570	101,169
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2053	3,940	659,931
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2054	485	76,661
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	635	566,148
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	1,065	1,139,922
Reunion East Community Development District; Series 2005, RB(e)(n)	5.80%	05/01/2036	197	2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	2,125	1,918,208
South Carolina (State of) Jobs-Economic Development Authority (South Broward Hospital District Obligated Group); Series 2021 A, RB	3.00%	05/01/2051	1,060	763,823
Sterling Hill Community Development District; Series 2003 A, RB(n)(o)	6.20%	05/01/2035	965	520,912
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.13%	07/01/2034	1,000	1,012,289
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,715	1,722,307
Tampa (City of), FL; Series 2020 A, RB(j)	0.00%	09/01/2049	4,260	1,182,238
				75,717,972

Georgia–2.11%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	3,840	3,039,773
Brookhaven Development Authority;
Series 2020, RB(b)(i)	4.00%	07/01/2044	1,435	1,412,534
Series 2020, RB(b)(i)	4.00%	07/01/2049	2,790	2,679,304
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	3.00%	02/15/2051	640	441,282
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2051	1,300	1,142,155
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	3,250	3,256,707
Main Street Natural Gas, Inc.;
Series 2021 A, RB(d)	4.00%	09/01/2027	1,695	1,698,881
Series 2021 C, RB(d)	4.00%	12/01/2028	1,575	1,540,035
				15,210,671

Hawaii–1.11%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(c)	5.50%	07/01/2043	3,000	3,029,199
Honolulu (City & County of), HI;
Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,001,826
Series 2015 A, RB(b)	5.00%	07/01/2030	3,775	3,975,174
				8,006,199

Idaho–0.34%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	450	396,256
Series 2017 A, Ref. RB	5.25%	11/15/2037	625	526,625
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(g)	3.75%	09/01/2051	2,120	1,533,137
				2,456,018

Illinois–17.39%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	345	345,180

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	$1,325	$ 1,335,489
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	535	538,834
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	425	428,049
Series 2012, RB	5.00%	01/01/2042	4,085	4,085,060
Series 2014, RB	5.00%	11/01/2044	1,105	1,106,550
Series 2014, Ref. RB(c)(d)	5.00%	01/01/2024	1,400	1,435,685
Series 2015 A, GO Bonds	5.50%	01/01/2033	4,310	4,352,343
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(k)	5.00%	01/01/2030	4,320	4,347,473
Series 2013, RB	5.75%	01/01/2038	3,150	3,154,078
Series 2015 C, RB(k)	5.00%	01/01/2046	1,075	1,075,419
Series 2017 D, RB	5.25%	01/01/2042	1,720	1,777,945
Series 2017 D, RB	5.00%	01/01/2052	1,865	1,893,402
Series 2022 A, RB (INS - AGM)(h)(k)	5.50%	01/01/2053	1,770	1,861,120
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	805	759,905
Series 2018 A, Ref. GO Bonds (INS - AGM)(h)	5.00%	12/01/2032	880	917,698
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	885	883,444
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,275	1,275,000
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,040	948,301
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(k)	5.50%	01/01/2031	4,000	4,004,538
Series 2014 A, Ref. RB(k)	5.00%	01/01/2041	1,575	1,576,859
Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	4,300	4,364,425
Chicago Park District;
Series 2020 C, GO Bonds (INS - BAM)(h)	4.00%	01/01/2041	1,485	1,382,434
Series 2020 D, GO Bonds (INS - BAM)(h)	4.00%	01/01/2039	1,320	1,239,428
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2039	660	660,278
Illinois (State of);
Series 2013, GO Bonds (INS - BAM)(h)	5.50%	07/01/2038	3,025	3,041,959
Series 2014, GO Bonds	5.25%	02/01/2034	1,650	1,668,778
Series 2014, GO Bonds	5.00%	05/01/2035	540	544,295
Series 2014, GO Bonds	5.00%	05/01/2036	1,540	1,550,873
Series 2016, GO Bonds	5.00%	11/01/2036	1,340	1,363,485
Series 2017 C, GO Bonds	5.00%	11/01/2029	335	349,258
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,500	1,521,553
Series 2017 D, GO Bonds	5.00%	11/01/2024	120	123,180
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,885	1,960,815
Series 2018 A, GO Bonds	6.00%	05/01/2027	970	1,050,715
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,560	1,632,010
Series 2020, GO Bonds	5.50%	05/01/2039	2,055	2,169,216
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(c)(d)	5.00%	09/01/2024	1,810	1,881,510
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(k)	8.00%	06/01/2032	460	460,392
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	75	64,759
Series 2019 A, Ref. RB	5.00%	11/01/2049	1,550	1,249,503
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	3,335	3,347,938
Illinois (State of) Finance Authority (Northshore University Health); Series 2020, VRD RB(m)	1.40%	08/15/2049	10,935	10,935,000
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,151	831,214
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	933,169
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,610	2,633,873
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	151,967
Series 2017, Ref. RB	5.25%	02/15/2037	250	245,321
Series 2017, Ref. RB	5.25%	02/15/2047	1,055	989,046

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (INS - AGM)(h)(j)	0.00%	12/15/2029	$3,500	$ 2,642,930
Series 2015 A, RB	5.50%	06/15/2053	1,500	1,521,226
Series 2017 B, Ref. RB (INS - BAM)(h)(l)	4.70%	12/15/2037	1,500	927,172
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	2,565	2,567,430
Illinois (State of) Regional Transportation Authority;
Series 2000, RB (INS - NATL)(h)	6.50%	07/01/2030	2,865	3,363,753
Series 2002 A, RB (INS - NATL)(h)	6.00%	07/01/2029	1,460	1,741,281
Series 2018 B, RB	5.00%	06/01/2030	615	678,335
Series 2018 B, RB	5.00%	06/01/2040	2,935	3,190,088
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(h)	5.25%	06/15/2031	1,530	1,569,462
Series 2014, Ref. RB (INS - AGM)(h)	5.25%	06/15/2032	1,395	1,430,138
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(b)	5.00%	01/01/2038	4,625	4,630,185
Series 2014 C, RB(b)	5.00%	01/01/2039	6,240	6,387,932
Series 2015 A, RB(b)	5.00%	01/01/2040	3,000	3,081,640
Sales Tax Securitization Corp.; Series 2018 A, RB(b)	5.00%	01/01/2048	5,315	5,440,117
				125,620,455

Indiana–2.01%
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	162,335
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(c)(d)(k)	5.00%	07/01/2023	730	738,901
Series 2013, RB(c)(d)(k)	5.00%	07/01/2023	6,405	6,483,096
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	2,355	2,293,065
Indiana (State of) Health Facility Financing Authority; Series 1992 C, Ref. RB(c)	7.38%	07/01/2023	1,120	1,148,785
Indiana (State of) Municipal Power Agency; Series 2013 A, RB	5.25%	01/01/2038	2,000	2,031,658
Indianapolis Local Public Improvement Bond Bank; Series 2019, Ref. RB(k)	5.00%	01/01/2029	1,325	1,419,519
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(k)	5.88%	01/01/2024	225	228,014
				14,505,373

Iowa–1.38%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	2,055	1,461,022
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	600	546,963
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(d)	5.00%	12/01/2042	3,480	3,364,706
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	640	567,186
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2035	1,000	945,162
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,655	1,645,890
PEFA, Inc.; Series 2019, RB(d)	5.00%	09/01/2026	1,380	1,413,956
				9,944,885

Kansas–0.90%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB(c)(d)	5.75%	07/01/2023	2,000	2,037,032
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,505,422
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	849,896
Wyandotte (County of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	2,080	2,128,835
				6,521,185

Kentucky–2.31%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(g)(k)	4.70%	01/01/2052	850	752,970
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(d)(p)	3.25%	02/01/2025	900	901,822
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(h)	5.00%	12/01/2047	665	665,199

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	$2,520	$ 2,527,843
Series 2015 A, RB	5.00%	01/01/2045	425	421,635
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,600	1,629,939
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,285	1,290,148
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	5.00%	09/01/2037	1,190	1,266,662
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB(c)(d)	5.75%	07/01/2023	1,000	1,015,025
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(b)(h)(i)	5.00%	09/01/2044	4,855	5,223,989
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,016,501
				16,711,733

Louisiana–1.66%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGM)(h)	4.00%	12/01/2042	1,000	980,998
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(g)	3.90%	11/01/2044	1,120	836,379
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(c)(d)	5.50%	05/15/2026	2,000	2,178,155
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	1,440	1,454,997
New Orleans (City of), LA; Series 2014, Ref. RB(c)(d)	5.00%	06/01/2024	940	972,107
New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	3,395	3,427,584
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(h)	5.00%	10/01/2043	565	590,718
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2033	1,500	1,531,339
				11,972,277

Maryland–1.01%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	479	481,990
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	980	991,212
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(c)(d)	5.00%	07/01/2024	2,015	2,087,423
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2055	1,000	821,447
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(k)	5.25%	06/30/2052	1,185	1,230,540
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	1,145	1,101,049
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	685	593,008
				7,306,669

Massachusetts–1.61%
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2022, RB(b)	5.00%	07/01/2052	3,190	3,514,971
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	1,000	879,904
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	4,200	4,235,538
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(g)	5.00%	07/15/2034	275	278,754
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(k)	5.00%	07/01/2036	1,255	1,333,815
Series 2021 E, RB(k)	5.00%	07/01/2046	1,345	1,402,310
				11,645,292

Michigan–4.19%
Academy of Warren; Series 2020 A, RB(g)	5.50%	05/01/2050	250	199,695
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	830	849,481
Detroit (City of), MI Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(b)(h)(i)	5.00%	07/01/2043	2,650	2,662,220
Lakeview Public School District; Series 2022, GO Bonds	3.00%	11/01/2034	410	373,712
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(b)	5.00%	04/15/2041	3,650	3,795,063

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	$1,045	$ 1,098,792
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(h)	5.00%	07/01/2033	2,000	2,056,834
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	790	810,603
Series 2014 D-2, Ref. RB (INS - AGM)(h)	5.00%	07/01/2028	2,000	2,067,479
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	790	813,683
Series 2015, RB	5.00%	07/01/2035	1,610	1,658,093
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2019 A, RB	5.00%	11/15/2048	1,830	1,859,218
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	210	195,918
Series 2020, Ref. RB	5.00%	06/01/2045	620	537,808
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(c)(d)	5.00%	06/01/2024	2,885	2,987,848
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(b)(c)(i)	5.00%	12/01/2046	4,935	5,010,776
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(d)(k)	4.00%	10/01/2026	2,455	2,374,387
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(k)	5.00%	06/30/2030	910	931,639
				30,283,249

Minnesota–0.26%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	385	293,675
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	377,525
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	760	767,707
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	505	434,572
				1,873,479

Mississippi–0.48%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	2,405	1,596,105
West Rankin Utility Authority; Series 2018, RB(c)(d)	5.00%	01/01/2028	1,715	1,895,631
				3,491,736

Missouri–2.20%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,378,624
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,386,273
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(k)	5.00%	03/01/2046	5,985	6,074,991
Series 2019 B, RB (INS - AGM)(h)(k)	5.00%	03/01/2049	1,270	1,295,124
Series 2019 B, RB(k)	5.00%	03/01/2054	1,415	1,421,258
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	645	532,424
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	420	385,649
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,655	2,422,033
				15,896,376

Nebraska–1.27%
Central Plains Energy Project (No. 3);
Series 2017 A, Ref. RB	5.00%	09/01/2034	260	274,979
Series 2017 A, Ref. RB	5.00%	09/01/2042	4,765	4,935,293
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,003,864
Omaha Public Power District; Series 2022, RB(b)(i)	5.25%	02/01/2052	2,640	2,945,554
				9,159,690

Nevada–0.21%
Las Vegas Valley Water District; Series 2022 A, GO Bonds	4.00%	06/01/2044	1,530	1,525,640

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–0.48%
New Hampshire (State of) Business Finance Authority;
Series 2020-1A, RB	4.13%	01/20/2034	$2	$ 1,851
Series 2022-1, Class A	4.38%	09/20/2036	2,114	2,024,813
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,395	1,451,346
				3,478,010

New Jersey–4.36%
New Jersey (State of) Economic Development Authority; Series 2017 DDD, RB(c)(d)	5.00%	06/15/2027	1,270	1,396,307
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(k)	5.13%	09/15/2023	300	300,767
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(k)	5.00%	10/01/2047	1,215	1,194,553
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(p)	3.45%	03/01/2028	500	500,231
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021, RB	4.00%	06/15/2036	750	735,711
Series 2021, RB	4.00%	06/15/2040	1,000	944,729
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(k)	5.50%	01/01/2027	1,200	1,211,969
Series 2013, RB(k)	5.00%	01/01/2028	1,000	1,003,996
Series 2013, RB(k)	5.38%	01/01/2043	1,000	1,001,821
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,295	3,051,114
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 C, RB	5.25%	06/15/2032	1,875	1,937,911
Series 2014, RB	5.00%	06/15/2030	1,570	1,708,086
Series 2015 AA, RB	4.75%	06/15/2038	510	515,446
Series 2016 A-1, RN	5.00%	06/15/2028	1,285	1,356,418
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,570	1,692,894
Series 2018 A, RN(b)(i)	5.00%	06/15/2029	2,015	2,123,909
Series 2018 A, RN(b)(i)	5.00%	06/15/2030	940	989,801
Series 2018 A, RN(b)(i)	5.00%	06/15/2031	955	1,003,039
Series 2021 A, Ref. RB	5.00%	06/15/2033	630	694,182
Series 2022, RB	5.25%	06/15/2046	1,815	1,915,116
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(c)(k)	5.00%	12/01/2023	400	404,662
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	3,720	3,649,418
Series 2018 A, Ref. RB	5.25%	06/01/2046	2,120	2,136,084
				31,468,164

New Mexico–0.06%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	500	415,134

New York–27.78%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(g)(k)	5.25%	12/31/2033	520	481,192
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,450	3,288,664
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	4.00%	02/15/2044	3,190	3,096,534
Series 2017 A, Ref. RB (INS - AGM)(h)	4.00%	02/15/2047	1,005	968,923
Long Island (City of), NY Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2044	2,950	3,020,269
Metropolitan Transportation Authority;
Series 2012 C, RB	4.25%	11/15/2042	255	229,980
Series 2013 B, RB	5.00%	11/15/2038	2,325	2,327,814
Series 2016 B, Ref. RB	5.00%	11/15/2037	185	187,455
Metropolitan Transportation Authority (Bidding Group 1);
Series 2022 A, RB	4.00%	11/15/2040	2,280	2,181,623
Series 2022 A, RB	4.00%	11/15/2043	3,800	3,585,739

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	$2,510	$ 2,487,356
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	760	771,568
Series 2020 A-1, RB (INS - AGM)(h)	4.00%	11/15/2041	2,540	2,393,619
Series 2020 A-1, RB (INS - BAM)(h)	4.00%	11/15/2053	500	443,894
Series 2020 C-1, RB	5.25%	11/15/2055	1,695	1,711,974
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/14/2007; Cost $3,308,052)(f)	5.00%	01/01/2058	2,730	1,345,107
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $1,345,000)(f)(g)	9.00%	01/01/2041	1,345	1,122,025
New York & New Jersey (States of) Port Authority;
Series 2020 221, RB(k)	4.00%	07/15/2055	2,975	2,607,291
Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	2,080	2,184,717
Two Hundred Seventh Series 2018, Ref. RB(b)(i)(k)	5.00%	09/15/2028	4,175	4,446,633
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	3,125	3,365,070
Series 2021 A-1, GO Bonds	5.00%	08/01/2047	1,000	1,069,667
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	1,915	2,119,657
Subseries 2022 D-1, GO Bonds(b)	5.25%	05/01/2039	4,680	5,290,817
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2021 A, Ref. RB (INS - AGM)(h)	3.00%	01/01/2046	3,190	2,381,786
New York (City of), NY Municipal Water Finance Authority;
Series 2020 AA-2, RB	4.00%	06/15/2042	3,920	3,915,080
Series 2020 BB-1, RB	4.00%	06/15/2050	2,125	2,021,107
Series 2022, RB(b)	5.00%	06/15/2052	6,140	6,579,796
Subseries 2012 A-1, VRD RB(m)	1.30%	06/15/2044	4,000	4,000,000
New York (City of), NY Municipal Water Finance Authority (2nd Generation Resolution); Series 2008 BB-2, VRD RB(m)	1.41%	06/15/2039	4,390	4,390,000
New York (City of), NY Transitional Finance Authority;
Series 2019 A-3, RB	4.00%	05/01/2041	1,455	1,422,908
Series 2019 B-1, RB	4.00%	11/01/2045	1,090	1,045,740
New York (State of) Dormitory Authority;
Series 2018 A, Ref. RB	5.25%	03/15/2039	1,570	1,698,810
Series 2018 E, RB(b)	5.00%	03/15/2045	7,240	7,656,376
New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB	4.00%	02/15/2044	4,270	4,133,239
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(h)	5.50%	05/15/2028	600	679,784
Series 2005 A, RB (INS - AMBAC)(h)	5.50%	05/15/2029	505	579,695
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(c)(d)	5.00%	02/15/2023	9,400	9,450,320
Series 2014 C, RB(b)	5.00%	03/15/2040	6,985	7,127,737
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	4,625	4,420,208
New York (State of) Mortgage Agency (Social Bonds); Series 2021, RB	3.25%	10/01/2051	845	820,322
New York (State of) Power Authority; Series 2020 A, RB(b)	4.00%	11/15/2045	4,640	4,537,796
New York (State of) Power Authority (Green Bonds); Series 2020, RB(b)	4.00%	11/15/2055	5,315	5,030,432
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	6,835	6,312,629
Series 2019 B, RB (INS - AGM)(b)(h)(i)	4.00%	01/01/2050	3,300	3,090,912
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	3,145	2,981,179
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	360	335,610
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	4,010	4,138,113
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(g)	5.00%	11/15/2044	7,280	6,881,123
New York State Urban Development Corp.; Series 2020 E, Ref. RB	4.00%	03/15/2038	1,800	1,789,663
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	4,240	4,088,294
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(k)	5.25%	08/01/2031	720	737,222
Series 2020, Ref. RB(k)	5.38%	08/01/2036	1,205	1,220,378
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(k)	5.00%	08/01/2026	1,750	1,750,118
Series 2016, Ref. RB(k)	5.00%	08/01/2031	1,690	1,690,019

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(k)	5.00%	01/01/2031	$305	$ 310,258
Series 2018, RB(k)	5.00%	01/01/2033	2,670	2,704,521
Series 2018, RB(k)	5.00%	01/01/2034	2,180	2,199,725
Series 2018, RB(k)	5.00%	01/01/2036	990	994,977
Series 2020, RB(k)	5.00%	10/01/2040	2,535	2,534,825
Series 2020, RB(k)	4.38%	10/01/2045	1,485	1,357,509
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(k)	5.00%	07/01/2046	5,075	5,041,466
Series 2016 A, RB(k)	5.25%	01/01/2050	3,250	3,260,360
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(k)	5.00%	12/01/2038	1,040	1,048,115
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB(k)	5.00%	12/01/2036	1,255	1,273,743
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	3,245	3,077,989
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	2,195	2,231,252
Triborough Bridge & Tunnel Authority;
Series 2022 C, RB	5.00%	05/15/2047	3,750	4,043,216
Series 2022, RB(b)	5.00%	05/15/2051	7,225	7,680,374
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	960	1,019,424
Series 2021 A, RB	5.00%	11/15/2056	1,690	1,783,422
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,625	2,472,904
				200,668,064

North Carolina–0.91%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(m)	1.40%	01/15/2037	5,000	5,000,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(k)	5.00%	06/30/2054	1,560	1,562,345
				6,562,345

North Dakota–0.64%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,745	2,484,756
Series 2017 C, RB	5.00%	06/01/2048	2,445	2,158,207
				4,642,963

Ohio–5.66%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	1,075	1,087,269
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	1,600	1,493,408
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	6,540	5,698,272
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	10,105	9,272,623
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	10,895	1,277,829
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(g)	6.50%	01/01/2034	1,410	1,423,631
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(g)	5.00%	06/01/2028	910	905,874
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2052	2,145	2,177,277
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	2,095	2,313,261
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,885	1,721,194
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,270	1,097,693
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,774,464)(f)(g)	6.00%	04/01/2038	1,810	680,560
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,170	1,108,427
Ohio (State of); Series 2020 A, Ref. RB	4.00%	01/15/2050	3,180	2,781,576
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(h)(k)	5.00%	12/31/2039	1,020	1,033,658
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(d)(k)	2.60%	10/01/2029	1,000	892,057
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(g)(k)	4.25%	01/15/2038	745	694,428

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2008 B4, Ref. VRD RB(m)	1.25%	01/01/2043	$2,200	$ 2,200,000
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, RB(c)(d)	5.25%	02/15/2023	3,000	3,017,071
				40,876,108

Oklahoma–2.80%
Edmond Public Works Authority;
Series 2017, RB(b)	5.00%	07/01/2042	3,450	3,689,894
Series 2017, RB(b)	5.00%	07/01/2047	3,375	3,587,702
McAlester (City of), OK Public Works Authority;
Series 2002, RB (INS - AGM)(h)(j)	0.00%	02/01/2031	1,000	741,405
Series 2002, RB (INS - AGM)(h)(j)	0.00%	02/01/2034	3,970	2,558,830
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.50%	08/15/2052	4,800	4,404,400
Series 2018 B, RB	5.50%	08/15/2057	1,560	1,416,018
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(e)	5.00%	08/01/2052	2,470	2,470
Oklahoma (State of) Water Resources Board;
Series 2018 C, RB	4.00%	10/01/2048	1,595	1,596,839
Series 2022 B, RB	5.00%	10/01/2047	2,010	2,215,192
				20,212,750

Oregon–0.72%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	635	566,646
Oregon (State of); Series 2019, GO Bonds(b)(i)	5.00%	08/01/2044	4,240	4,596,581
				5,163,227

Pennsylvania–3.33%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	2,615	2,380,233
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The)); Series 2017 C, RB	5.00%	05/15/2037	1,000	994,888
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(h)(j)	0.00%	10/01/2036	850	444,467
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2022	750	750,000
Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	650	664,917
Series 2021, RB	5.00%	11/01/2051	865	881,180
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2039	665	638,705
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	1,260	1,297,749
Series 2014 A-2, RB(l)	5.13%	12/01/2039	2,500	2,438,738
Series 2017 B-1, RB	5.25%	06/01/2047	3,000	3,101,997
Series 2019 A, RB	5.00%	12/01/2049	275	286,351
Series 2020 B, RB	5.00%	12/01/2050	760	794,387
Series 2021 A, RB	4.00%	12/01/2050	1,575	1,394,953
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(k)	5.00%	07/01/2042	3,955	4,031,096
Series 2017 B, Ref. RB(k)	5.00%	07/01/2047	1,310	1,323,918
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	2,130	2,213,116
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(g)	5.00%	06/15/2050	500	442,125
				24,078,820

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–6.21%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$4,370	$ 4,359,088
Series 2002, RB	5.63%	05/15/2043	1,890	1,890,508
Series 2005 A, RB(j)	0.00%	05/15/2050	7,500	1,299,772
Series 2005 B, RB(j)	0.00%	05/15/2055	3,240	321,190
Series 2008 A, RB(j)	0.00%	05/15/2057	19,060	1,263,815
Series 2008 B, RB(j)	0.00%	05/15/2057	31,765	1,653,473
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	2,396	2,406,807
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,490	1,526,106
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (Acquired 04/07/2020-04/28/2020; Cost $574,757) (INS - NATL)(f)(h)	5.25%	07/01/2032	570	569,422
Series 2007 VV, Ref. RB (Acquired 06/27/2018; Cost $942,670) (INS - NATL)(f)(h)	5.25%	07/01/2033	930	926,972
Series 2007 VV, Ref. RB (Acquired 07/19/2018-04/24/2020; Cost $3,105,842) (INS - NATL)(f)(h)	5.25%	07/01/2035	3,045	3,019,378
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(h)	5.00%	07/01/2032	105	104,477
Series 2005 L, Ref. RB (INS - NATL)(h)	5.25%	07/01/2035	350	347,061
Series 2007 CC, Ref. RB (INS - AGM)(h)	5.25%	07/01/2033	1,570	1,566,411
Series 2007 N, Ref. RB (INS - NATL)(h)	5.25%	07/01/2032	975	974,011
Series 2007 N, Ref. RB (INS - AGC)(h)	5.25%	07/01/2034	1,525	1,513,771
Series 2007 N, Ref. RB (INS - AGC)(h)	5.25%	07/01/2036	1,350	1,338,821
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2027	570	459,411
Series 2018 A-1, RB(j)	0.00%	07/01/2029	1,890	1,374,987
Series 2018 A-1, RB(j)	0.00%	07/01/2033	2,685	1,550,812
Series 2018 A-1, RB(j)	0.00%	07/01/2046	10,495	2,645,003
Series 2018 A-1, RB(j)	0.00%	07/01/2051	13,770	2,590,993
Series 2018 A-1, RB	4.75%	07/01/2053	2,315	2,115,226
Series 2018 A-1, RB	5.00%	07/01/2058	7,175	6,807,717
Series 2019 A-2, RB	4.33%	07/01/2040	2,450	2,219,505
				44,844,737

Rhode Island–0.14%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	1,000	1,016,644

South Carolina–1.22%
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,000	966,830
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(c)(d)	5.25%	08/01/2023	2,000	2,035,456
South Carolina (State of) Ports Authority;
Series 2015, RB(c)(d)(k)	5.25%	07/01/2025	2,365	2,492,936
Series 2015, RB(c)(d)(k)	5.25%	07/01/2025	295	310,958
Series 2015, RB(c)(d)(k)	5.25%	07/01/2025	1,420	1,496,816
South Carolina (State of) Public Service Authority; Series 2014 C, Ref. RB	5.00%	12/01/2046	1,510	1,514,319
				8,817,315

South Dakota–1.05%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	4.00%	07/01/2042	3,785	3,684,907
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	3,885	3,901,004
				7,585,911

Tennessee–1.49%
Clarksville (City of), TN; Series 2021 A, RB	4.00%	02/01/2051	1,250	1,179,394
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	2,280	2,348,931
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(k)	5.00%	07/01/2043	1,560	1,587,053
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(k)	5.00%	07/01/2054	725	733,383

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2038	$1,585	$ 1,617,946
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(d)	5.00%	11/01/2031	3,190	3,290,447
				10,757,154

Texas–14.27%
Central Texas Regional Mobility Authority;
Series 2020 B, Ref. RB	5.00%	01/01/2045	805	841,074
Series 2021 B, RB	5.00%	01/01/2046	845	881,006
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,530	1,506,025
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,125	2,163,572
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,890	3,783,598
Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	2,830	2,748,639
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,635	1,563,206
Houston (City of), TX;
Series 2002 A, RB (INS - AGM)(h)(k)	5.13%	07/01/2032	1,365	1,366,454
Series 2021 A, RB(k)	4.00%	07/01/2036	1,250	1,218,238
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(k)	4.75%	07/01/2024	2,235	2,239,202
Series 2021 A, RB(k)	4.00%	07/01/2041	740	622,071
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(k)	5.00%	07/15/2028	625	633,535
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(c)(d)(g)	5.50%	08/15/2024	1,690	1,766,297
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,485	1,633,298
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(g)(k)	4.63%	10/01/2031	3,925	3,804,360
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	65	53,122
Series 2021, RB	2.00%	11/15/2061	1,728	798,376
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	795	656,430
Series 2016, Ref. RB	5.00%	07/01/2046	1,045	775,462
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(h)	5.00%	04/01/2046	3,545	3,562,060
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(g)	4.00%	08/15/2051	1,280	974,225
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	630	587,399
Series 2017, Ref. RB	5.00%	01/01/2047	790	719,935
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	265	259,566
Series 2018, Ref. RB	5.00%	10/01/2027	1,735	1,681,362
Series 2020, RB	5.25%	10/01/2055	3,175	2,531,503
New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB(e)	5.00%	07/01/2047	1,000	680,000
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(h)(j)	0.00%	01/01/2028	4,100	3,392,511
Series 2015 B, RB(b)(c)(d)(i)	5.00%	01/01/2023	12,520	12,545,849
San Antonio (City of), TX; Series 2013, RB(c)(d)	5.00%	02/01/2023	3,310	3,323,871
San Antonio Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	5,670	6,195,630
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(h)	5.00%	10/01/2032	485	485,368
Series 2011, RB (INS - AGM)(h)	5.00%	10/01/2037	525	525,355
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(b)	5.00%	02/15/2047	4,385	4,458,982
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,880	2,651,227
Series 2016, Ref. RB	5.00%	05/15/2045	2,020	1,732,583
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $253,198)(e)(f)	5.75%	02/15/2025	270	175,500
Series 2017 A, RB (Acquired 12/15/2016; Cost $2,483,129)(e)(f)	6.38%	02/15/2048	2,460	1,599,000

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	$105	$ 100,897
Series 2020, Ref. RB	6.75%	11/15/2051	105	97,957
Series 2020, Ref. RB	6.88%	11/15/2055	105	98,838
Texas (State of) Transportation Commission; Series 2019, RB(j)	0.00%	08/01/2044	3,500	1,057,890
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(j)	0.00%	08/15/2036	4,405	2,373,371
Series 2015 B, Ref. RB(j)	0.00%	08/15/2037	1,490	755,532
Series 2015 C, Ref. RB	5.00%	08/15/2042	6,560	6,638,591
Texas (State of) Water Development Board; Series 2022, RB	5.00%	10/15/2047	4,260	4,714,870
Texas (State of) Water Development Board (State Water Implementation Fund); Series 2017 A, RB	4.00%	10/15/2035	350	360,804
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,025	4,206,344
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(k)	5.00%	12/31/2055	1,450	1,454,636
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(k)	7.00%	12/31/2038	1,850	1,894,716
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3C); Series 2019, RB(k)	5.00%	06/30/2058	2,175	2,160,586
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	10,008
				103,060,931

Utah–1.76%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(g)	4.00%	03/01/2051	500	377,936
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	363,017
Salt Lake City (City of), UT;
Series 2018 A, RB(k)	5.00%	07/01/2048	1,890	1,911,373
Series 2021 A, RB(k)	5.00%	07/01/2046	1,055	1,083,250
Series 2021 A, RB(k)	5.00%	07/01/2051	565	571,679
Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2017 A, RB(b)(k)	5.00%	07/01/2047	3,430	3,472,074
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,575	2,466,955
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	5.00%	10/15/2047	1,000	1,039,581
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	1,415	1,424,274
				12,710,139

Virginia–1.88%
Hampton Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,700	2,600,220
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $415,000)(f)	5.00%	09/01/2050	415	273,041
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(k)	5.00%	01/01/2037	1,025	1,055,678
Series 2022, Ref. RB(k)	4.00%	07/01/2040	2,050	1,829,655
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(k)	5.00%	12/31/2052	1,680	1,726,081
Series 2022, Ref. RB(k)	5.00%	12/31/2057	1,060	1,084,789
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(k)	5.00%	12/31/2049	1,480	1,481,852
Series 2017, RB(k)	5.00%	12/31/2056	3,560	3,531,043
				13,582,359

Washington–3.82%
Bellevue (City of), WA Convention Center Authority (Compound Interest); Series 1994, Ref. RB(c)(j)	0.00%	02/01/2025	9,850	9,266,384
Kalispel Tribe of Indians; Series 2018 A, RB(g)	5.25%	01/01/2038	1,680	1,762,055
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	3,515	3,407,165
Washington (State of);
Series 2004 F, GO Bonds (INS - AMBAC)(h)(j)	0.00%	12/01/2029	2,120	1,697,516
Series 2019 A, GO Bonds(b)	5.00%	08/01/2042	2,380	2,561,969

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	$1,490	$1,497,652

Series 2018, RB	5.00%	07/01/2048	1,060	1,029,274

Series 2018, RB	5.00%	07/01/2048	4,410	4,380,846

Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(g)	5.00%	07/01/2046	550	446,035

Series 2016 A, Ref. RB(g)	5.00%	07/01/2051	455	359,002

Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	504	452,577

Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2032	745	745,811

				27,606,286

West Virginia–0.15%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(g)	7.50%	06/01/2043	1,060	1,099,962

Wisconsin–4.94%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(h)(j)	0.00%	12/15/2050	8,300	2,198,700

Series 2020 D, RB (INS - AGM)(h)(j)	0.00%	12/15/2055	4,755	968,353

Series 2020 D, RB (INS - AGM)(h)(j)	0.00%	12/15/2060	31,055	4,789,529

Series 2022, RB(g)	5.25%	12/15/2061	2,170	2,170,585

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	3.00%	08/15/2051	1,060	738,069

Series 2021, RB	4.00%	08/15/2051	3,545	3,138,915

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	3,190	3,061,338

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	3,001,168

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(e)(g)	6.75%	08/01/2031	1,155	692,218

Series 2017, RB(g)	6.75%	12/01/2042	2,695	2,252,117

Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(g)	6.13%	02/01/2050	530	460,980

Series 2022 A, RB(g)	6.13%	02/01/2050	575	500,120

Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB(b)(i)	5.00%	03/01/2046	4,745	4,943,497

Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(g)	5.13%	06/15/2039	790	757,251

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(g)	6.38%	01/01/2048	835	513,525

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	2,120	2,196,046

Series 2018 A, RB	5.35%	12/01/2045	2,120	2,163,749

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,110	1,121,208

				35,667,368

Wyoming–0.60%
University of Wyoming; Series 2021 C, RB (INS - AGM)(h)	4.00%	06/01/2044	1,350	1,296,701

Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(c)(d)	5.00%	01/01/2027	2,790	3,035,788

				4,332,489

TOTAL INVESTMENTS IN SECURITIES(q)–165.60% (Cost $1,227,712,106)				1,196,239,319

FLOATING RATE NOTE OBLIGATIONS–(16.62)%
Notes with interest and fee rates ranging from 2.45% to 2.52% at 11/30/2022 and contractual maturities of collateral ranging from 09/15/2028 to 04/01/2056(r)				(120,045,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(50.89)%				(367,600,000)

OTHER ASSETS LESS LIABILITIES–1.91%				13,762,439

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$722,356,758

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Underlying security related to TOB Trusts entered into by the Trust.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $5,221,190, which represented less than 1% of the Trust’s Net Assets.

(f)	Restricted security. The aggregate value of these securities at November 30, 2022 was $11,783,005, which represented 1.63% of the Trust’s Net Assets.

(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $58,410,888, which represented 8.09% of the Trust’s Net Assets.

(h)	Principal and/or interest payments are secured by the bond insurance company listed.

(i)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $48,980,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(j)	Zero coupon bond issued at a discount.

(k)	Security subject to the alternative minimum tax.

(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(m)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2022.

(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.

(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.

(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.

(q)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(r)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2022. At November 30, 2022, the Trust’s investments with a value of $178,632,571 are held by TOB Trusts and serve as collateral for the $120,045,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$1,195,718,405	$520,914	$1,196,239,319

Invesco Municipal Opportunity Trust